Share-Based Payments (Schedule of Balances of Options) (Details)		12 Months Ended
		Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Number of options
Balance as at January 1 | shares		2,764,334	2,873,190	638,865
Granted during the year | shares			63,000	2,660,000
Forfeited during the year		(146,334)	(171,856)	(292,798)
Exercised during the year		(1,654,335)		(132,877)
Total options outstanding as at December 31		963,665	2,764,334	2,873,190
Total of exercisable options as at December 31	[1]	106,000	1,020,000	170,190
Weighted average of exercise price
Balance as at January 1		$ 7.15	$ 7.40	$ 15.86
Granted during the year			7.79	6.69
Forfeited during the year		11.26	11.43	19.52
Exercised during the year		7.4		5.67
Total options outstanding as at December 31		8.07	7.15	7.40
Total of exercisable options as at December 31	[1]	$ 12.98	$ 7.89	$ 15.13

[1]	The weighted average of the remaining contractual life of options outstanding as at December 31, 2017 is 1.9 years.